COMMITMENTS (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Aug. 31, 2013	Nov. 30, 2012
Commitments 1	3.50%
Commitments 2	16.00%
Commitments 3	$ 15,000
Commitments 4	50,000
Commitments 5	50,000
Commitments 6	150,000
Commitments 7	750,000
Commitments 8	2,000,000
Commitments 9	150,000,000
Commitments 10	5,563,809
Commitments 11	1,000
Commitments 12	80,000
Commitments 13	1,390,952
Commitments 14	509,622
Commitments 15	34.57%
Commitments 16	50,000
Commitments 17	20,000
Commitments 18	50,000
Commitments 19	3,000
Commitments 20	1.50%
Commitments 21	36,000
Commitments 22	9,961
Commitments 23	1
Commitments 24	0.2767
Commitments 25	1,000,000
Commitments 26	1,500,000
Commitments 27	1,000,000
Commitments 32	10,000
Commitments 33	2,767
Commitments 34	1
Commitments 35	0.2767
Commitments 36	2,000,000
Commitments 37	100,000
Commitments 38	2,000,000
Commitments 39	100,000
Commitments 40	74,000
Commitments 41	92,000
Commitments 42	3,000,000
Commitments 43	15,000
Commitments 44	125
Commitments 45	300
Commitments 46	2,400
Commitments 47	260,000
Commitments 48	180,000
Commitments 49	982,358
Commitments 50	2.00%
Commitments 51	1,473,537
Commitments 52	3.00%
Commitments 53	25.00%
Commitments 54	16.00%
Commitments 55	6,144
Commitments 56	606,500
Commitments 57	72,000
Commitments 58	19,923
Commitments 59	1
Commitments 60	0.2767
Commitments 1		3.50%
Commitments 2		16.00%
Commitments 3		15,000
Commitments 4		50,000
Commitments 5		50,000
Commitments 6		150,000
Commitments 7		750,000
Commitments 8		2,000,000
Commitments 9		150,000,000
Commitments 10		5,563,809
Commitments 11		1,000
Commitments 12		80,000
Commitments 13		1,390,952
Commitments 14		509,622
Commitments 15		34.57%
Commitments 16		50,000
Commitments 17		20,000
Commitments 18		50,000
Commitments 19		3,000
Commitments 20		1.50%
Commitments 21		36,000
Commitments 22		9,572
Commitments 23		1
Commitments 24		0.2689
Commitments 25		1,000,000
Commitments 26		1,500,000
Commitments 27		10,000
Commitments 28		2,689
Commitments 29		1
Commitments 30		0.2689
Commitments 31		2,000,000
Commitments 32		100,000
Commitments 33		74,000
Commitments 34		2,500
Commitments 35		300
Commitments 36		200
Commitments 37		3,000,000
Commitments 38		$ 15,000
Commitments 39		125
Commitments 40		300
Commitments 41		2,400
Commitments 42		260,000